Document and Entity Information Document	May 01, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 01, 2024
Entity Registrant Name	ROGERS CORP
Entity Incorporation, State or Country Code	MA
Entity File Number	1-4347
Entity Tax Identification Number	06-0513860
Entity Address, Address Line One	2225 W. Chandler Blvd.
Entity Address, City or Town	Chandler
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85224
City Area Code	480
Local Phone Number	917-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock,
Trading Symbol	ROG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000084748
Amendment Flag	false